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Global Asset Management

UBS Financial Services Fund

Semiannual Report

September 30, 2002

UBS Financial Services Fund

November 14, 2002

UBS Financial Services Fund Inc.

Investment Goal:

Long-term capital appreciation.

Portfolio Manager:

DSI Team, DSI International Management, Inc.

Commencement:

May 22, 1986 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
March 30, 1998 (Class Y)

Dividend Payments:

Annually, if any

Dear Shareholder,

We present you with the semiannual report for the UBS Financial Services Fund Inc. for the six months ended September 30, 2002.

An Interview with the Portfolio Management Team

Q: How did the UBS Financial Services Fund perform for the six months ended
   September 30, 2002?

A: The Fund's Class A shares fell 22.53% for the six months ended September 30,
   2002 (the Fund's shares fell 26.80% after deducting the maximum sales charge), versus the S&P 500 and the S&P Financial indexes, which declined 28.36% and 24.00%, respectively.

   The Fund slightly underperformed the Lipper Financial Services Funds Median (before the deduction of sales charges), which fell 21.92%. Over the long term, the Fund's Class A shares (before sales charges) have outperformed the S&P 500 Index, posting a 11.46% return versus the 9.00% return of the Index over the 10 years ended September 30, 2002. Returns for all share classes are shown in the "Performance At A Glance" table on page 5. Please note that those returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares.

Q: Could you describe the economic environment over the last six months?

A: As the reporting period began, there were increasing signs that an economic rebound was taking hold, so the Federal Reserve Board (the "Fed") shifted its bias from one of economic weakness to neutrality. This change in policy appeared warranted, as gross domestic product (GDP) accelerated to a 5.0% growth rate during the first quarter of 2002. However, the uptick proved short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending, and waning consumer confidence in light of the stock

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

UBS Financial Services Fund

   market's decline and corporate accounting scandals all took their toll. The end result: second quarter 2002 GDP growth was a less-than-expected 1.3%. Although the third quarter figure came in at 4.0%, as of this writing investors were already focusing on fourth quarter GDP, since it may be an indicator as to whether a sustainable economic recovery is likely.

Q: What were the factors that drove the poor performance of financial stocks during the period?

A: There were a variety of issues that plagued the financial sector over the last six months. Along with concerns that the economic revival was losing momentum, there were expectations of increasing debt defaults--especially on credit debt and on personal unsecured loans. In addition, the high profile bankruptcies of Enron, WorldCom and Global Crossing highlighted the existence of many ill-advised loans and questionable financing techniques. Potentially inappropriate links between investment banking and research analysts added fuel to the fire, and poor investment performance--coupled with questionable accounting practices--hurt several large investment banking operations and brokerage firms.

   Finally, for much of the period, there was the widespread perception that the Fed's monetary easing cycle had ended and that short-term interest rates would not decline any further. However, as the period ended, many market participants altered their views, believing that the Fed would again have to lower rates to jump-start the economy. This view was validated when, on November 6, 2002, the Fed lowered interest rates by 50 basis points, down to 1.25%.

Q: How did you manage the Fund in this difficult environment?

A: As always, we utilized our proprietary model that ranks stocks in the financial services industry by considering independent composite factors, such as earnings expectations, earnings growth, valuation, dividend yield, return on equity and sales/margins.

   Our investment process also utilizes rigorous risk control techniques. Collectively, these tools are used to seek consistent, moderate excess returns, while minimizing unintended deviations over a complete market cycle. Our financial services strategy, which includes measures of both growth and value characteristics, was biased toward value investing during the period, reflecting the composition of the benchmark index.

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Financial Services Fund

Q: How did the Fund's portfolio compare to the S&P Financial Index in terms of some of the factors you track for the model?

A: The Fund's portfolio had a higher market capitalization, price-to-earnings ratio, and price-to-book value ratio, as well as higher earnings expectations and earnings growth, than the benchmark. Our holdings had a dividend yield ratio similar to that of the benchmark. In terms of sectors, compared to the benchmark, the Fund was overweight in banks and diversified financials, and underweight in real estate securities.

Q: Within the Fund's portfolio, which stocks performed relatively well and which were the biggest disappointments?

A: While the overall financial services sector fell during the period, a number of the Fund's holdings enhanced results. For instance, Bank of America, Washington Mutual, H&R Block, Federal Home Loan Mortgage, and MetLife all registered positive returns during their respective holding periods.

   Conversely, we experienced poor results from such holdings as FleetBoston Financial, Mellon Financial, Morgan Stanley, Merrill Lynch, and Goldman Sachs.

Q: What is your outlook?

A: In the immediate future, we would not be surprised if the markets continued to gyrate due to the uncertainties surrounding the economy and the geopolitical landscape. However, over the long term, we believe that equities will remain a solid performing asset class, especially compared to cash and bonds. We will continue to follow our disciplined investment strategy to manage the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Financial Services Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/S/ Brian M. Storms

Brian M. Storms
President
UBS Financial Services Fund Inc.
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.

DSI Team
DSI International Management, Inc.
Portfolio Manager
UBS Financial Services Fund, Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

------------------------------------------------
* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Financial Services Fund

Performance At A Glance (unaudited)

Average Annual Total Return, Periods Ended 9/30/02

                                            6 months      1 year      3 years     5 years    10 years   Inception(o)
                                          ------------  -----------  ----------  ---------  ---------- -------------
Before Deducting            Class A*          -22.53%      -13.47%      -0.50%      -1.87%     11.46%      11.24%
Maximum Sales Charge        Class B**         -22.83       -14.16       -1.29       -2.62      10.62      13.51
                            Class C***        -22.84       -14.11       -1.26       -2.61      10.62      10.55
                            Class Y****       -22.51       -13.39       -0.34       N/A        N/A         -4.93
------------------------------------------------------------------------------------------------------------------
After Deducting             Class A*          -26.80       -18.23       -2.36       -2.97      10.83      10.86
Maximum Sales Charge        Class B**         -26.69       -18.34       -2.10       -2.92      10.62      13.51
                            Class C***        -24.40       -15.82       -1.59       -2.81      10.51      10.44
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 -28.36       -20.48      -12.89       -1.63       9.00      10.29
S&P Financial Index                           -24.00       -16.33       -2.19       0.62       12.25       N/A
Lipper Financial Services
Funds Median                                  -21.92       -12.60       1.38        3.39       14.59       0.67
------------------------------------------------------------------------------------------------------------------

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition and is not available for direct investment.

The S&P Financial Index is a unmanaged capitalization weighted index of stocks designed to measure the performance of the financial sector of the S&P 500 Index. The Index is not available for direct investment.

(o) Inception: since commencement of issuance on May 22, 1986 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares, and March 30, 1998 for Class Y shares. Inception for the S&P 500 Index and Lipper Financial Services Funds Median is as of the nearest month end of the Fund's oldest share class' inception: May 31, 1986.

* Maximum sales charge for Class A shares is 5.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Financial Services Fund

Portfolio Statistics (unaudited)

Characteristics*          9/30/02      3/31/02      9/30/01
============================================================
Net Assets (mln)         $ 140.9       $ 203.7      $ 203.9
------------------------------------------------------------
Number of Securities         143           129           97
------------------------------------------------------------
Stocks                      99.8%         99.6%       100.0%
------------------------------------------------------------
Other Assets in Excess
 of Liabilities              0.2%          0.4%         0.0%
------------------------------------------------------------

Top Five Industries*      9/30/02                             3/31/02                          9/30/01
========================================================================================================
Banks                       41.3%   Banks                       38.1%   Banks                    43.4%
--------------------------------------------------------------------------------------------------------
Diversified Financials      31.8    Diversified Financials      34.4    Financials               20.4
--------------------------------------------------------------------------------------------------------
Insurance                   20.4    Insurance                   19.1    Property Insurance       15.0
--------------------------------------------------------------------------------------------------------
Commercial Services &               Commercial Services &               Securities & Asset
 Supplies                    3.5     Supplies                    3.8     Management              10.2
--------------------------------------------------------------------------------------------------------
Real Estate                  1.8    Tracking Stock               1.7    Life Insurance            4.1
========================================================================================================
Total                       98.8%   Total                       97.1%   Total                    93.1%

Top Ten Holdings*         9/30/02                             3/31/02                            9/30/01
========================================================================================================
American International              American International              American International
 Group                       7.6%    Group                       7.5%    Group                     7.8%
--------------------------------------------------------------------------------------------------------
Bank of America              6.4    Citigroup                    7.0    Bank of America            5.9
--------------------------------------------------------------------------------------------------------
Citigroup                    6.1    Bank of America              5.4    Citigroup                  5.7
--------------------------------------------------------------------------------------------------------
                                    Federal National                    Federal National
                                     Mortgage                            Mortgage
Wells Fargo & Co.            5.3     Association                 4.7     Association               5.4
--------------------------------------------------------------------------------------------------------
Federal National                                                        J.P. Morgan Chase &
 Mortgage Association        4.6    Wells Fargo & Co.            4.4     Co.                       4.9
--------------------------------------------------------------------------------------------------------
                                    J.P. Morgan Chase &
Wachovia                     3.1      Co.                        3.2    Wells Fargo & Co.          4.3
--------------------------------------------------------------------------------------------------------
Federal Home Loan
 Mortgage Corp.              2.7    Morgan Stanley               2.9    Morgan Stanley             3.1
--------------------------------------------------------------------------------------------------------
                                                                        Federal Home Loan
American Express             2.6    Wachovia                     2.8     Mortgage Corp.            3.1
--------------------------------------------------------------------------------------------------------
Morgan Stanley               2.5    American Express             2.5    American Express           2.6
--------------------------------------------------------------------------------------------------------
Bank One                     2.4    Bank One                     2.3    Wachovia                   2.6
========================================================================================================
Total                       43.3%   Total                       42.7%   Total                     45.4%

* Weightings represent percentages of net assets as of the dates indicated. The Fund's Portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Financial Services Fund

Performance Results (unaudited)

                             Net Asset Value                       Total Return(1)
                   ------------------------------------   -------------------------------
                                                             12 Months        6 Months
                                                               Ended            Ended
                    09/30/02     03/31/02     09/30/01       09/30/02         09/30/02
=========================================================================================
Class A Shares      $20.84       $26.90       $24.73         (13.47)%         (22.53)%
-----------------------------------------------------------------------------------------
Class B Shares       19.60        25.40        23.42         (14.16)          (22.83)
-----------------------------------------------------------------------------------------
Class C Shares       19.56        25.35        23.36         (14.11)          (22.84)
=========================================================================================

Performance Summary Class A Shares

                            Net Asset Value
                     ----------------------------     Capital Gains     Dividends         Total
Period Covered         Beginning        Ending         Distributed         Paid          Return(1)
==================================================================================================
05/22/86-12/31/86     $ 9.25            $  8.31               --               --         (10.16)%
--------------------------------------------------------------------------------------------------
1987                    8.31               6.88          $0.2265          $0.3703         (11.05)
--------------------------------------------------------------------------------------------------
1988                    6.88               7.70               --           0.2375          15.38
--------------------------------------------------------------------------------------------------
1989                    7.70               9.08               --           0.2900          21.71
--------------------------------------------------------------------------------------------------
1990                    9.08               7.73               --           0.2410         (12.33)
--------------------------------------------------------------------------------------------------
1991                    7.73              12.55               --           0.2070          65.37
--------------------------------------------------------------------------------------------------
1992                   12.55              17.38               --           0.0237          38.68
--------------------------------------------------------------------------------------------------
1993                   17.38              17.22           1.8425           0.0820          10.32
--------------------------------------------------------------------------------------------------
1994                   17.22              15.68           1.2660           0.1345         ( 0.75)
--------------------------------------------------------------------------------------------------
1995                   15.68              20.57           2.2099           0.2942          47.46
--------------------------------------------------------------------------------------------------
1996                   20.57              22.80           3.3870           0.2300          28.96
--------------------------------------------------------------------------------------------------
1997                   22.80              31.24           1.5895           0.2068          45.20
--------------------------------------------------------------------------------------------------
1998                   31.24              31.24           0.4139           0.2780           2.31
--------------------------------------------------------------------------------------------------
1999                   31.24              27.40           0.7891           0.0779         ( 9.42)
--------------------------------------------------------------------------------------------------
2000                   27.40              29.14           4.4755               --          23.28
--------------------------------------------------------------------------------------------------
2001                   29.14              25.80           0.6058           0.0625         ( 9.08)
--------------------------------------------------------------------------------------------------
01/01/02-09/30/02      25.80              20.84               --               --         (19.22)
--------------------------------------------------------------------------------------------------
                                       Totals:         $ 16.8057        $  2.7354
--------------------------------------------------------------------------------------------------
                      Cumulative Total Return as of 09/30/02:                             472.32%
==================================================================================================

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Financial Services Fund

Performance Results (unaudited)

Performance Summary Class B Shares

                            Net Asset Value
                     ---------------------------      Capital Gains     Dividends       Total
Period Covered         Beginning         Ending        Distributed         Paid       Return(1)
===============================================================================================
07/01/91-12/31/91     $10.24             $12.56               --          $0.0640        23.30%
-----------------------------------------------------------------------------------------------
1992                   12.56              17.31               --               --        37.82
-----------------------------------------------------------------------------------------------
1993                   17.31              17.04          $1.8425           0.0571         9.57
-----------------------------------------------------------------------------------------------
1994                   17.04              15.47           1.2660           0.0344       ( 1.53)
-----------------------------------------------------------------------------------------------
1995                   15.47              20.21           2.2099           0.1766        46.36
-----------------------------------------------------------------------------------------------
1996                   20.21              22.32           3.3870           0.0592        28.00
-----------------------------------------------------------------------------------------------
1997                   22.32              30.42           1.5895           0.0884        44.10
-----------------------------------------------------------------------------------------------
1998                   30.42              30.38           0.4139           0.0755         1.55
-----------------------------------------------------------------------------------------------
1999                   30.38              26.49           0.7891               --       (10.12)
-----------------------------------------------------------------------------------------------
2000                   26.49              27.77           4.4755               --        22.35
-----------------------------------------------------------------------------------------------
2001                   27.77              24.41           0.6058               --       ( 9.84)
-----------------------------------------------------------------------------------------------
01/01/02-09/30/02      24.41              19.60               --               --       (19.71)
-----------------------------------------------------------------------------------------------
                                       Totals:          $16.5792          $0.5552
-----------------------------------------------------------------------------------------------
                      Cumulative Total Return as of 09/30/02:                           316.72%
===============================================================================================

Performance Summary Class C Shares

                            Net Asset Value
                     ----------------------------     Capital Gains     Dividends       Total
Period Covered         Beginning        Ending         Distributed         Paid       Return(1)
===============================================================================================
07/01/92-12/31/92     $14.61             $17.32               --          $0.0359        18.80%
-----------------------------------------------------------------------------------------------
1993                   17.32              17.03          $1.8425           0.0691         9.52
-----------------------------------------------------------------------------------------------
1994                   17.03              15.48           1.2660           0.0209       ( 1.50)
-----------------------------------------------------------------------------------------------
1995                   15.48              20.21           2.2099           0.1819        46.30
-----------------------------------------------------------------------------------------------
1996                   20.21              22.29           3.3870           0.0861        27.99
-----------------------------------------------------------------------------------------------
1997                   22.29              30.37           1.5895           0.0938        44.09
-----------------------------------------------------------------------------------------------
1998                   30.37              30.31           0.4139           0.0944         1.55
-----------------------------------------------------------------------------------------------
1999                   30.31              26.43           0.7891               --       (10.11)
-----------------------------------------------------------------------------------------------
2000                   26.43              27.70           4.4755               --        22.37
-----------------------------------------------------------------------------------------------
2001                   27.70              24.35           0.6058               --       ( 9.83)
-----------------------------------------------------------------------------------------------
01/01/02-09/30/02      24.35              19.56               --               --       (19.67)
-----------------------------------------------------------------------------------------------
                                       Totals:          $16.5792          $0.5821
-----------------------------------------------------------------------------------------------
                      Cumulative Total Return as of 09/30/02:                           179.81%
===============================================================================================

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended September 30, 2002 and since inception, March 30, 1998 through September 30, 2002, Class Y shares have a total return of (22.51)% and (20.38)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Financial Services Fund

Portfolio of Investments -- September 30, 2002 (unaudited)
Common Stocks--99.83%

Security Description                    Shares            Value
==================================================================
Banks--41.30%
AmSouth Bancorp                         31,800            $659,532
------------------------------------------------------------------
Astoria Financial Corp.                  3,600              87,840
------------------------------------------------------------------
BancorpSouth, Inc.                       8,100             159,570
------------------------------------------------------------------
Bank of America Corp.                  142,100           9,065,980
------------------------------------------------------------------
Bank of New York
   Co., Inc.                            72,500           2,083,650
------------------------------------------------------------------
Bank One Corp.                          91,400           3,418,360
------------------------------------------------------------------
BB&T Corp.                              47,200           1,653,888
------------------------------------------------------------------
Charter One Financial, Inc.             22,284             662,286
------------------------------------------------------------------
City National Corp.                      3,200             149,664
------------------------------------------------------------------
Colonial BancGroup, Inc.                11,200             138,880
------------------------------------------------------------------
Comerica, Inc.                          17,400             839,028
------------------------------------------------------------------
Commerce Bancorp, Inc.                   2,100              87,171
------------------------------------------------------------------
Commerce Bancshares, Inc.                6,180             241,452
------------------------------------------------------------------
Compass Bancshares, Inc.                12,900             380,421
------------------------------------------------------------------
Cullen/Frost Bankers, Inc.               3,200             109,280
------------------------------------------------------------------
Fifth Third Bancorp                     47,952           2,936,101
------------------------------------------------------------------
First Midwest Bancorp, Inc.              2,800              75,208
------------------------------------------------------------------
First Tennessee National
   Corp.                                11,600             402,172
------------------------------------------------------------------
First Virginia Banks, Inc.               4,050             151,065
------------------------------------------------------------------
FirstMerit Corp.                         9,600             205,632
------------------------------------------------------------------
FleetBoston Financial
   Corp.                                95,416           1,939,807
------------------------------------------------------------------
Golden State Bancorp, Inc.               3,700             119,584
------------------------------------------------------------------
Golden West Financial
   Corp.                                14,700             914,046
------------------------------------------------------------------
GreenPoint Financial
   Corp.                                 8,600             358,964
------------------------------------------------------------------
Hibernia Corp., Class A                 11,800             235,882
------------------------------------------------------------------
Huntington Bancshares, Inc.             16,200             294,678
------------------------------------------------------------------
IndyMac Bancorp, Inc.*                   3,700              71,299
------------------------------------------------------------------
KeyCorp                                 36,400             908,908
------------------------------------------------------------------
M&T Bank Corp.                           4,300             338,883
------------------------------------------------------------------
Marshall & Ilsley Corp.                 16,500             460,185
------------------------------------------------------------------
Mellon Financial Corp.                  39,000           1,011,270
------------------------------------------------------------------
National City Corp.                     60,000           1,711,800
------------------------------------------------------------------
National Commerce
   Financial Corp.                      12,700             318,135
------------------------------------------------------------------
North Fork Bancorp, Inc.                 2,000              75,680
------------------------------------------------------------------
Northern Trust Corp.                    19,900             750,230
------------------------------------------------------------------
Old National Bancorp                     4,765             118,458
------------------------------------------------------------------

Security Description                    Shares            Value
==================================================================
Banks--(concluded)
PNC Financial Services
   Group                                25,200          $1,062,684
------------------------------------------------------------------
Popular, Inc.                            6,400             202,240
------------------------------------------------------------------
Regions Financial Corp.                 19,700             643,599
------------------------------------------------------------------
Roslyn Bancorp, Inc.                     5,900             102,719
------------------------------------------------------------------
SouthTrust Corp.                        26,100             632,925
------------------------------------------------------------------
Sovereign Bancorp, Inc.                  8,800             113,520
------------------------------------------------------------------
SunTrust Banks, Inc.                    27,100           1,666,108
------------------------------------------------------------------
Synovus Financial Corp.                 35,300             727,886
------------------------------------------------------------------
TCF Financial Corp.                      5,400             228,582
------------------------------------------------------------------
U.S. Bancorp                           179,741           3,339,588
------------------------------------------------------------------
Union Planters Corp.                    19,400             532,724
------------------------------------------------------------------
UnionBanCal Corp.                        4,100             172,241
------------------------------------------------------------------
Valley National Bancorp                  2,900              77,140
------------------------------------------------------------------
Wachovia Corp.                         132,800           4,341,232
------------------------------------------------------------------
Washington Federal, Inc.                 6,380             142,370
------------------------------------------------------------------
Washington Mutual, Inc.                 90,825           2,858,263
------------------------------------------------------------------
Webster Financial Corp.                  4,400             147,752
------------------------------------------------------------------
Wells Fargo & Co.                      155,600           7,493,696
------------------------------------------------------------------
Whitney Holding Corp.                    3,100              99,448
------------------------------------------------------------------
Zions Bancorp                           11,200             487,536
------------------------------------------------------------------
                                                        58,207,242
------------------------------------------------------------------
Commercial Services & Supplies--3.51%
Automatic Data
   Processing, Inc.                     43,200           1,502,064
------------------------------------------------------------------
BISYS Group, Inc.*                       4,500              75,195
------------------------------------------------------------------
Certegy, Inc.*                           3,550              71,355
------------------------------------------------------------------
Concord EFS, Inc.*                      11,700             185,796
------------------------------------------------------------------
Deluxe Corp.                             7,000             315,420
------------------------------------------------------------------
DST Systems, Inc.*                       4,700             138,509
------------------------------------------------------------------
Equifax, Inc.                           10,500             228,270
------------------------------------------------------------------
First Data Corp.                        43,300           1,210,235
------------------------------------------------------------------
Fiserv, Inc.*                            3,300              92,664
------------------------------------------------------------------
H&R Block, Inc.                          8,000             336,080
------------------------------------------------------------------
Paychex, Inc.                           30,200             732,954
------------------------------------------------------------------
Total System Services, Inc.              4,100              53,915
------------------------------------------------------------------
                                                         4,942,457
==================================================================
Diversified Financials--31.83%

Allied Capital Corp. (1)                 3,900              85,371
------------------------------------------------------------------
American Express Co.                   116,900           3,644,942
------------------------------------------------------------------
Bear Stearns Co., Inc.                   8,000             451,200
------------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Financial Services Fund

Portfolio of Investments -- September 30, 2002 (unaudited)

Security Description                    Shares             Value
==================================================================
Diversified Financials--(concluded)
Capital One
   Financial Corp. (1)                  29,500          $1,030,140
------------------------------------------------------------------
Charles Schwab Corp.                    14,300             124,410
------------------------------------------------------------------
Citigroup, Inc.                        288,098           8,542,106
------------------------------------------------------------------
Countrywide Credit
   Industries, Inc.                      9,700             457,355
------------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.                       67,100           3,750,890
------------------------------------------------------------------
Federal National
   Mortgage Association                109,400           6,513,676
------------------------------------------------------------------
Franklin Resources,
   Inc. (1)                             18,900             587,790
------------------------------------------------------------------
Goldman Sachs
   Group, Inc.                          17,400           1,148,922
------------------------------------------------------------------
Household
   International, Inc.                  50,700           1,435,317
------------------------------------------------------------------
J.P. Morgan Chase
   & Co.                               171,570           3,258,114
------------------------------------------------------------------
Labranche & Co., Inc.*                   3,600              72,900
------------------------------------------------------------------
Legg Mason, Inc.                         5,600             238,336
------------------------------------------------------------------
Lehman Brothers
   Holdings, Inc.                       29,200           1,432,260
------------------------------------------------------------------
MBNA Corp.                             126,150           2,318,637
------------------------------------------------------------------
Merrill Lynch & Co., Inc.               75,300           2,481,135
------------------------------------------------------------------
Morgan Stanley & Co.                   105,100           3,560,788
------------------------------------------------------------------
Neuberger Berman, Inc.                   4,900             132,055
------------------------------------------------------------------
Principal Financial
   Group, Inc.*                         13,000             340,340
------------------------------------------------------------------
SEI Investments Co.                      1,900              45,372
------------------------------------------------------------------
SLM Corp.                               15,700           1,462,298
------------------------------------------------------------------
State Street Corp.                      31,700           1,224,888
------------------------------------------------------------------
Stilwell Financial, Inc.                15,700             189,499
------------------------------------------------------------------
T. Rowe Price Group, Inc.               13,100             326,976
------------------------------------------------------------------
                                                        44,855,717
==================================================================
Health Care Providers & Services--0.67%
CIGNA Corp.                             13,300             940,975
==================================================================
Insurance--20.40%
AFLAC, Inc.                             44,200           1,356,498
------------------------------------------------------------------
Allmerica Financial Corp.                3,600              43,200
------------------------------------------------------------------
Allstate Corp.                          61,300           2,179,215
------------------------------------------------------------------
AMBAC Financial
   Group, Inc.                           7,400             398,786
------------------------------------------------------------------
American International
   Group, Inc.                         194,900          10,661,030
------------------------------------------------------------------
AON Corp.                               22,700             465,123
------------------------------------------------------------------

Security Description                    Shares             Value
==================================================================
Insurance--(concluded)
Chubb Corp.                             14,100            $773,103
------------------------------------------------------------------
Cincinnati Financial Corp.               6,200             220,596
------------------------------------------------------------------
CNA Financial Corp.*                     1,900              47,500
------------------------------------------------------------------
First American
   Financial Corp.                       4,200              85,806
------------------------------------------------------------------
Gallagher Arthur J. & Co.                8,000             197,200
------------------------------------------------------------------
Hartford Financial
   Services Group, Inc.                 23,100             947,100
------------------------------------------------------------------
HCC Insurance
   Holdings, Inc.                        3,600              86,436
------------------------------------------------------------------
Jefferson-Pilot Corp.                   17,450             699,745
------------------------------------------------------------------
John Hancock Financial
   Services, Inc.                       25,500             708,900
------------------------------------------------------------------
Lincoln National Corp.                  18,400             562,120
------------------------------------------------------------------
Loews Corp.                             16,700             716,263
------------------------------------------------------------------
Marsh & McLennan
   Cos., Inc.                           53,100           2,211,084
------------------------------------------------------------------
MBIA, Inc.                              14,900             595,255
------------------------------------------------------------------
MetLife, Inc. (1)                       58,800           1,338,288
------------------------------------------------------------------
MGIC Investment Corp.                   12,300             502,209
------------------------------------------------------------------
Nationwide Financial
   Services, Inc.                        4,800             128,160
------------------------------------------------------------------
Old Republic
   International Corp.                   5,200             147,576
------------------------------------------------------------------
PMI Group, Inc.                         13,300             361,893
------------------------------------------------------------------
Progressive Corp.                       13,100             663,253
------------------------------------------------------------------
Protective Life Corp.                    6,500             200,005
------------------------------------------------------------------
Prudential Financial, Inc.*             18,900             539,784
------------------------------------------------------------------
Radian Group, Inc.                       5,900             192,694
------------------------------------------------------------------
SAFECO Corp.                             2,500              79,450
------------------------------------------------------------------
St. Paul Cos., Inc.                     17,400             499,728
------------------------------------------------------------------
Torchmark Corp.                          9,800             335,748
------------------------------------------------------------------
Travelers Property
   Casualty Corp.,
   Class B*                             25,073             339,238
------------------------------------------------------------------
Unum Provident Corp.                    22,900             466,015
------------------------------------------------------------------
                                                        28,749,001
==================================================================
IT Consulting & Services-- 0.21%
SunGard Data
   Systems, Inc.*                       15,200             295,640
==================================================================
Real Estate--1.82%
Annaly Mortgage
   Management, Inc.                      4,100              75,645
------------------------------------------------------------------
Avalonbay
   Communities, Inc.                     2,100              87,780
------------------------------------------------------------------

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Financial Services Fund

Portfolio of Investments -- September 30, 2002 (unaudited)

Security Description           Shares           Value
========================================================
Real Estate--(concluded)
Duke Realty Corp.              11,400           $280,668
--------------------------------------------------------
Equity Office
   Properties Trust            28,800            743,616
--------------------------------------------------------
Equity Residential
   Properties Trust            23,800            569,772
--------------------------------------------------------
Host Marriott Corp.            16,000            148,480
--------------------------------------------------------
iStar Financial, Inc.           3,800            106,096
--------------------------------------------------------
Kimco Realty Corp.              4,400            136,840
--------------------------------------------------------
Liberty Property Trust          2,000             62,000
--------------------------------------------------------
Public Storage, Inc.            2,700             86,130
--------------------------------------------------------
Rouse Co.                       2,000             63,900
--------------------------------------------------------
Vornado Realty Trust            5,100            201,195
--------------------------------------------------------
                                               2,562,122
========================================================

Security Description           Shares            Value
========================================================
Software--0.09%
Fair, Issac & Co., Inc.         2,300            $75,210
--------------------------------------------------------
Jack Henry &
   Associates, Inc.             4,600             57,178
--------------------------------------------------------
                                                 132,388
========================================================
Total Investments (cost--
$   157,407,446)--99.83%                     140,685,542
--------------------------------------------------------
Other assets in excess
   of liabilities--0.17%                         235,923
--------------------------------------------------------
Net Assets--100.00%                         $140,921,465
========================================================

*   Non-Income producing security.
(1) Security, or a portion thereof, was on loan at September 30, 2002.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Financial Services Fund

Statement of Assets and Liabilities--September 30, 2002 (unaudited)

Assets
Investments in securities, at value (cost--$157,407,446) *        $140,685,542
------------------------------------------------------------------------------
Investments of cash collateral received for securities loaned,
 at value (cost--$2,786,000)                                         2,786,000
------------------------------------------------------------------------------
Receivable for investments sold                                        458,462
------------------------------------------------------------------------------
Receivable for fund shares sold                                          2,370
------------------------------------------------------------------------------
Dividends receivable                                                   256,906
------------------------------------------------------------------------------
Other assets                                                           158,602
------------------------------------------------------------------------------
Total assets                                                       144,347,882
------------------------------------------------------------------------------
Liabilities
Payable for cash collateral for securities loaned                    2,786,000
------------------------------------------------------------------------------
Payable for fund shares repurchased                                    247,034
------------------------------------------------------------------------------
Payable to affiliates                                                  158,957
------------------------------------------------------------------------------
Payable to custodian                                                   153,956
------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  80,470
------------------------------------------------------------------------------
Total liabilities                                                    3,426,417
------------------------------------------------------------------------------
Net Assets
Capital stock of $0.001 par value outstanding                      158,592,253
------------------------------------------------------------------------------
Accumulated undistributed net investment income                        813,140
------------------------------------------------------------------------------
Accumulated net realized losses from investment transactions        (1,762,024)
------------------------------------------------------------------------------
Net unrealized depreciation of investments                         (16,721,904)
------------------------------------------------------------------------------
Net assets                                                        $140,921,465
==============================================================================

* Includes $2,661,835 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Financial Services Fund

Statement of Assets and Liabilities--September 30, 2002 (unaudited)

Class A:
Net assets                                                           $78,595,890
--------------------------------------------------------------------------------
Shares outstanding                                                     3,771,838
--------------------------------------------------------------------------------
Net asset value per share                                            $     20.84
--------------------------------------------------------------------------------
Maximum offering price per share
 (net asset value plus sales charge of 5.50% of offering price)      $     22.05
--------------------------------------------------------------------------------
Class B:
Net assets                                                           $42,519,851
--------------------------------------------------------------------------------
Shares outstanding                                                     2,169,724
--------------------------------------------------------------------------------
Net asset value and offering price per share                         $     19.60
--------------------------------------------------------------------------------
Class C:
Net assets                                                           $18,675,050
--------------------------------------------------------------------------------
Shares outstanding                                                       954,996
--------------------------------------------------------------------------------
Net asset value per share                                            $     19.56
--------------------------------------------------------------------------------
Maximum offering price per share
 (net asset value plus sales charge of 1.00% of offering price)      $     19.76
--------------------------------------------------------------------------------
Class Y:
Net assets                                                           $ 1,130,674
--------------------------------------------------------------------------------
Shares outstanding                                                        54,034
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share       $     20.93
================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS Financial Services Fund

Statement of Operations

                                                                        For the
                                                                      Six Months
                                                                        Ended
                                                                  September 30, 2002
                                                                     (unaudited)
====================================================================================
Investment income:
Dividends (net of foreign withholding tax of $284)                     $   1,804,195
------------------------------------------------------------------------------------
Interest                                                                       4,283
------------------------------------------------------------------------------------
                                                                           1,808,478
------------------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                                  619,283
------------------------------------------------------------------------------------
Service fees--Class A                                                        120,957
------------------------------------------------------------------------------------
Service and distribution fees--Class B                                       271,111
------------------------------------------------------------------------------------
Service and distribution fees--Class C                                       122,456
------------------------------------------------------------------------------------
Transfer agency and related services fees                                     83,391
------------------------------------------------------------------------------------
Custody and accounting                                                        51,082
------------------------------------------------------------------------------------
Reports and notices to shareholders                                           21,300
------------------------------------------------------------------------------------
Professional fees                                                             14,433
------------------------------------------------------------------------------------
State registration fees                                                        7,939
------------------------------------------------------------------------------------
Directors' fees                                                                2,683
------------------------------------------------------------------------------------
Other expenses                                                                 3,228
------------------------------------------------------------------------------------
                                                                           1,317,863
 ------------------------------------------------------------------------------------
Net investment income                                                        490,615
------------------------------------------------------------------------------------
Realized and unrealized losses from investment activities:
Net realized losses from investment transactions                            (208,055)
------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments        (43,594,394)
------------------------------------------------------------------------------------
Net realized and unrealized losses from investment transactions          (43,802,449)
------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                    $(43,311,834)
====================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS Financial Services Fund

Statement of Changes in Net Assets

                                                                           For the
                                                                         Six Months
                                                                            Ended              For the
                                                                     September 30, 2002       Year Ended
                                                                         (unaudited)        March 31, 2002
==========================================================================================================
From operations:
Net investment income                                                  $     490,615          $    609,071
----------------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                            (208,055)              (16,425)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                             (43,594,394)            7,399,274
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (43,311,834)            7,991,920
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income--Class A                                                     -              (261,241)
----------------------------------------------------------------------------------------------------------
Net investment income--Class B                                                     -                     -
----------------------------------------------------------------------------------------------------------
Net investment income--Class C                                                     -                     -
----------------------------------------------------------------------------------------------------------
Net investment income--Class Y                                                     -                (7,765)
----------------------------------------------------------------------------------------------------------
Net realized gains from investment transactions--Class A                           -            (2,535,399)
----------------------------------------------------------------------------------------------------------
Net realized gains from investment transactions--Class B                           -            (1,608,237)
----------------------------------------------------------------------------------------------------------
Net realized gains from investment transactions--Class C                           -              (723,550)
----------------------------------------------------------------------------------------------------------
Net realized gains from investment transactions--Class Y                           -               (57,437)
----------------------------------------------------------------------------------------------------------
                                                                                                (5,193,629)
 ----------------------------------------------------------------------------------------------------------
From capital stock transactions:
Net proceeds from the sale of shares                                         966,889             7,160,404
----------------------------------------------------------------------------------------------------------
Cost of shares repurchased                                               (20,422,180)          (48,155,928)
----------------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                                 -             4,670,009
----------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital stock transactions               (19,455,291)          (36,325,515)
----------------------------------------------------------------------------------------------------------
Net decrease in net assets                                               (62,767,125)          (33,527,224)
----------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                      203,688,590           237,215,814
----------------------------------------------------------------------------------------------------------
End of period (including accumulated undistributed net
 investment income of $813,140 and $322,525, respectively)              $140,921,465          $203,688,590
==========================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS Financial Services Fund

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS Financial Services Fund Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund was incorporated in the state of Maryland on February 13, 1986.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Fund, or by DSI International Management, Inc. ("DSI"), the Fund's sub-advisor. UBS Global AM and DSI are indirect wholly owned asset management subsidiaries of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS Financial Services Fund

Notes to Financial Statements (unaudited)

source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Fund's Board determines that this does not represent fair value.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/ losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS Financial Services Fund

Notes to Financial Statements (unaudited)

Concentration of Risk

The Fund invests primarily in equity securities of financial services companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of the Fund's investments. In addition, the Fund's ability to invest in foreign equity securities and ability to use options and futures contracts also entail special risks.

Investment Advisor and Administrator

The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. UBS Global AM pays DSI to serve as the Fund's sub-advisor. UBS Global AM (not the Fund) pays DSI a fee, accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. At September 30, 2002, the Fund owed UBS Global AM $87,247 in investment advisory and administration fees.

For the six months ended September 30, 2002, the Fund did not pay any brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Fund.

Distribution Plans

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 2002, the Fund owed UBS Global AM $71,564 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended September 30, 2002, it earned $84,903 in sales charges.

------------------
* UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS Financial Services Fund

Notes to Financial Statements (unaudited)

Transfer Agency and Related Services Fees

UBS PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the six months ended September 30, 2002, UBS PaineWebber received from PFPC, not the Fund, approximately 50% of the total transfer agency and related services fees collected by PFPC from the Fund.

Securities Lending

The Fund may lend securities up to 33-1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended September 30, 2002, the Fund earned $4,283 for lending its securities and UBS PaineWebber earned $1,441 in compensation as the Fund's lending agent. At September 30, 2002, the Fund owed UBS PaineWebber $146 in compensation as securities lending agent.

At September 30, 2002, the Fund invested cash collateral received in the following money market funds:

Number of
 Shares                                                                       Value
-------------------------------------------------------------------------------------
  116,997    AIM Liquid Assets Portfolio                                   $  116,997
-------------------------------------------------------------------------------------
       61    AIM Prime Portfolio                                                   61
-------------------------------------------------------------------------------------
    2,092    BlackRock Provident Institutional TempFund                         2,092
-------------------------------------------------------------------------------------
   96,349    Dreyfus Cash Management Fund                                      96,349
-------------------------------------------------------------------------------------
       40    Scudder Institutional Fund, Inc                                       40
-------------------------------------------------------------------------------------
2,570,461    UBS Private Money Market Fund LLC                              2,570,461
-------------------------------------------------------------------------------------
             Total investments of cash collateral received for securities
              loaned (cost --$2,786,000)                                   $2,786,000
=====================================================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS Financial Services Fund

Notes to Financial Statements (unaudited)

Bank Line of Credit

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended September 30, 2002, the Fund did not borrow under the Facility. For the six months ended September 30, 2002, the Fund paid a commitment fee of $1,129 to UBS AG.

Federal Tax Status

For federal income tax purposes, the cost of securities owned at September 30, 2002 was substantially the same as the cost of securities for financial statement purposes.

At September 30, 2002, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)       $   11,071,176
-----------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)          (27,793,080)
-----------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                 $  (16,721,904)
=========================================================================================

For the six months ended September 30, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $6,832,762 and $25,202,813, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended March 31, 2002 was ordinary income.

At September 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

In accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $1,032,328 arising after October 31, 2001. Such losses are treated for tax purposes as arising on April 1, 2002.

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

                (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

UBS Financial Services Fund

Notes to Financial Statements (unaudited)

Capital Stock

There are 300 million shares of $0.001 par value common stock authorized for the Fund. Transactions in common stock were as follows:

                                            Class A                             Class B
For the Six Months Ended       ---------------------------------   -------------------------------
September 30, 2002:                Shares            Amount            Shares            Amount
--------------------------------------------------------------------------------------------------
Shares sold                         13,324        $    339,454          16,732        $    394,415
--------------------------------------------------------------------------------------------------
Shares repurchased                (317,231)         (7,795,675)       (334,537)         (7,688,717)
--------------------------------------------------------------------------------------------------
Shares converted from Class
 B to Class A                        1,766              42,282          (1,875)            (42,282)
--------------------------------------------------------------------------------------------------
Net decrease                      (302,141)       $ (7,413,939)       (319,680)       $ (7,336,584)
--------------------------------------------------------------------------------------------------
For the Year Ended
March 31, 2002:
--------------------------------------------------------------------------------------------------
Shares sold                         71,501        $  1,884,840         102,019        $  2,563,370
--------------------------------------------------------------------------------------------------
Shares repurchased                (805,178)        (21,110,609)       (727,153)        (18,039,773)
--------------------------------------------------------------------------------------------------
Shares converted from Class
 B to Class A                      108,387           2,793,197        (114,554)         (2,793,197)
--------------------------------------------------------------------------------------------------
Dividends reinvested                98,526           2,451,323          62,346           1,467,620
--------------------------------------------------------------------------------------------------
Net decrease                      (526,764)       $(13,981,249)       (677,342)       $(16,801,980)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS Financial Services Fund

Notes to Financial Statements (unaudited)

             Class C                           Class Y
---------------------------------   --------------------------
    Shares            Amount           Shares           Amount
----------------------------------------------------------------
      9,303       $     221,740            467       $    11,280
----------------------------------------------------------------
   (200,545)         (4,608,817)       (13,045)         (328,971)
----------------------------------------------------------------

         --                  --             --                --
----------------------------------------------------------------
   (191,242)      $  (4,387,077)       (12,578)      $  (317,691)
----------------------------------------------------------------
     85,108       $   2,129,273         21,620       $   582,921
----------------------------------------------------------------
   (313,087)         (7,756,510)       (47,599)       (1,249,036)
----------------------------------------------------------------

         --                  --             --                --
----------------------------------------------------------------
     29,312             688,547          2,504            62,519
----------------------------------------------------------------
   (198,667)      $  (4,938,690)       (23,475)      $  (603,596)
----------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                           Class A
                                    ===================================================================================
                                          For the
                                         Six Months
                                           Ended                           For the Years Ended March 31,
                                     September 30, 2002 ===============================================================
                                        (unaudited)         2002         2001#         2000          1999          1998
=======================================================================================================================
Net asset value, beginning
 of period                           $26.90                 $26.42        $26.68        $30.24        $33.56     $23.41
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           0.11@                  0.17@         0.11@         0.10@         0.33@      0.20
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) from
 investments                          (6.17)@                 0.98@         4.11@        (2.79)@       (2.96)@    11.75
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
 investment operations                (6.06)                  1.15          4.22         (2.69)        (2.63)     11.95
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                   -                  (0.06)           -          (0.08)        (0.28)     (0.21)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 gains from invesment
 transactions                             -                  (0.61)        (4.48)        (0.79)        (0.41)     (1.59)
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions         -                  (0.67)        (4.48)        (0.87)        (0.69)     (1.80)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                              $20.84                 $26.90       $ 26.42      $  26.68      $  30.24    $ 33.56
----------------------------------------------------------------------------------------------------------------------
Total investment return(1)           (22.53)%                 4.55%        14.79%        (8.88)%       (7.81)%    51.92%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)   $78,596               $109,600      $121,562      $126,334      $204,433   $209,818
-----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 net of waivers from advisor(2)        1.15%*                 1.21%         1.23%         1.23%         1.17%      1.17%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
 average net assets, net of
 waivers from advisor(2)               0.90%*                 0.65%         0.40%         0.35%         1.07%      1.12%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        4%                    26%          107%          122%           59%        23%
=======================================================================================================================

*  Annualized.

1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. During the years ended March 31, 2002 and March 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@  Calculated using the average monthly shares outstanding for the period.

# Effective February 8, 2001, DSI International Management, Inc. assumed day-to-day portfolio management responsibilities.

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS Financial Services Fund

Financial Highlights

                                     Class B
====================================================================================
      For the
     Six Months
       Ended                          For the Years Ended March 31,
 September 30, 2002 ================================================================
    (unaudited)         2002         2001#        2000          1999         1998
====================================================================================
     $25.40              $25.12       $25.73        $29.35       $32.62       $22.87
------------------------------------------------------------------------------------
       0.01@              (0.04)@      (0.12)@       (0.12)@       0.09@        0.09
------------------------------------------------------------------------------------

      (5.81)@              0.93@        3.99@        (2.71)@      (2.87)@      11.34
------------------------------------------------------------------------------------

      (5.80)               0.89         3.87         (2.83)       (2.78)       11.43
------------------------------------------------------------------------------------

            -             -            -              -           (0.08)       (0.09)
------------------------------------------------------------------------------------

            -             (0.61)       (4.48)        (0.79)       (0.41)       (1.59)
------------------------------------------------------------------------------------
            -             (0.61)       (4.48)        (0.79)       (0.49)       (1.68)
------------------------------------------------------------------------------------

     $19.60              $25.40      $ 25.12        $25.73       $29.35       $32.62
------------------------------------------------------------------------------------
     (22.83)%              3.72%       13.95%        (9.63)%      (8.51)%      50.80%
------------------------------------------------------------------------------------
    $42,520             $63,237      $79,557       $91,643     $195,392     $198,473
------------------------------------------------------------------------------------

       1.92%*              2.02%        2.04%         2.02%        1.94%        1.92%
------------------------------------------------------------------------------------
       0.12%*             (0.15)%      (0.42)%       (0.44)%       0.29%        0.37%
------------------------------------------------------------------------------------
          4%                 26%         107%          122%          59%          23%
====================================================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                          Class C
                                    ===================================================================================
                                          For the
                                         Six Months
                                           Ended                          For the Years Ended March 31,
                                     September 30, 2002 ===============================================================
                                        (unaudited)         2002         2001#        2000          1999         1998
=======================================================================================================================
Net asset value, beginning
 of period                           $25.35               $25.06       $25.68       $29.28      $ 32.56          $22.84
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           0.02@               (0.03)@      (0.11)@      (0.12)@       0.08@           0.12
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) from
 investments                          (5.81)@               0.93@        3.97@       (2.69)@      (2.86)@         11.28
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
 investment operations                (5.79)                0.90         3.86        (2.81)       (2.78)          11.40
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                   -                   -             -            -        (0.09)          (0.09)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 gains from invesment
 transactions                             -                (0.61)       (4.48)       (0.79)       (0.41)          (1.59)
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions         -                (0.61)       (4.48)       (0.79)       (0.50)          (1.68)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                              $19.56               $25.35       $25.06       $25.68       $29.28          $32.56
-----------------------------------------------------------------------------------------------------------------------
Total investment return(1)           (22.84)%               3.77%       13.94%       (9.59)%      (8.50)%         50.76%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)   $18,675              $29,053      $33,710      $38,282      $78,670         $63,809
-----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 net of waivers from advisor(2)        1.90%*               2.00%        2.03%        2.01%        1.94%           1.92%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
 average net assets, net of
 waivers from advisor2                0.13%*               (0.14)%      (0.41)%      (0.43)%       0.27%           0.36%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       4%                   26%         107%         122%          59%             23%
=======================================================================================================================

*  Annualized.

1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. During the years ended March 31, 2002 and March 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@ Calculated using the average monthly shares outstanding for the period.

# Effective February 8, 2001, DSI International Management, Inc. assumed day-to-day portfolio management responsibilities.

+  Commencement of issuance of shares.

--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS Financial Services Fund

Financial Highlights

                                            Class Y
================================================================================================
       For the                                                                      For the
     Six Months                                                                      Period
        Ended                      For the Years Ended March 31,                March 30, 1998 +
 September 30, 2002    =====================================================           to
     (unaudited)           2002         2001#          2000          1999        March 31, 1998
================================================================================================

     $ 27.01             $26.50       $26.67        $30.23         $33.56           $33.22
------------------------------------------------------------------------------------------------
        0.12@               0.2@        0.18@         0.17@          0.34@               -
-----------------------------------------------------------------------------------------------

       (6.20)@             0.99@        4.13@        (2.82)@        (2.89)@           0.34
------------------------------------------------------------------------------------------------

       (6.08)              1.20         4.31         (2.65)         (2.55)            0.34
------------------------------------------------------------------------------------------------

           -              (0.08)           -         (0.12)         (0.37)               -
------------------------------------------------------------------------------------------------

           -              (0.61)       (4.48)        (0.79)          0.41)               -
------------------------------------------------------------------------------------------------
           -              (0.69)       (4.48)         0.91)         (0.78)               -
------------------------------------------------------------------------------------------------

      $20.93             $27.01       $26.50        $26.67         $30.23           $33.56
------------------------------------------------------------------------------------------------
      (22.51)%             4.73%       15.15%        (8.76)%        (7.57)%           1.02 %
------------------------------------------------------------------------------------------------
      $1,131             $1,799       $2,387        $2,502         $5,292               $2
------------------------------------------------------------------------------------------------

        1.04%*             1.09%        1.00%         1.00%          0.90%            0.80%*
------------------------------------------------------------------------------------------------
        0.93%*             0.78%        0.63%         0.58%          1.22%            0.00%*
 -----------------------------------------------------------------------------------------------
           4%                26%         107%          122%            59%              23%
================================================================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

                (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

Directors
E. Garrett Bewkes, Jr.         George W. Gowen
Chairman
                               William W. Hewitt, Jr.
Margo N. Alexander
                               Morton L. Janklow
Richard Q. Armstrong
                               Frederic V. Malek
David J. Beaubien
                               Carl W. Schafer
Richard R. Burt
                               William D. White
Meyer Feldberg

Principal Officers
Brian M. Storms                John J. Holmgren
President                      Vice President

Amy R. Doberman                John J. Holmgren, Jr.
Vice President and Secretary   Vice President

Paul H. Schubert
Vice President and Treasurer

Investment Advisor,
Administrator and Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Sub-Advisor

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

(C) 2002 UBS Global Asset Management (US) Inc.
All rights reserved.

[UBS Logo]
   UBS Global Asset Management (US) Inc.
   51 West 52nd Street
   New York, NY 10019-6114